Debt - Additional Information (Detail) - Vehicle Notes Payable [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Long term debt maturities repayment of principle next twelve months	$ 38
Long term debt maturities repayment of principle in year two	40
Long term debt maturities repayment of principle in year three	42
Long term debt maturities repayment of principle in year four	44
Long term debt maturities repayment of principle in year five	$ 22
Long term debt bearing fixed rate of interest	3.90%
Interest expenses on long term debt	$ 6	$ 5